Related Parties Blalance (Tables)	12 Months Ended
Mar. 31, 2022
Related Parties Blalance [Abstract]
Schedule of loan to related parties
	As of March 31, 2022	As of March 31, 2021
Loan to related parties(a)	$1,745,479	$78,979

(a)	The balance is due from Horwath Capital Consultants Limited (“Horwath Capital”), to which the Company’s chairman serves as a director. On November 1, 2019 and December 4, 2019 the Company loaned $851,825 and $1,650,000 to Horwath Capital, respectively. The loan bears an interest rate of 4% and is not guaranteed. The maturity was July 31, 2020. On July 20, 2020 and March 30, 2021, Horwath Capital fully repaid $851,825 and $1,650,000 to the Company, respectively. On April 1, 2022 and April 7, 2022 the company loaned $300,000 and $1,350,000 to Horwath Capital. The loan bears an interest rate of 1% and is not guaranteed. The maturity was September 30, 2022.

Schedule of due to related parties
	As of March 31, 2022	As of March 31, 2021
Due to shareholders	$315,512	$297,855
Due to key management personnel	-	-
Due to related parties	$315,512	$297,855

(b)	The balance of due to shareholders mainly due to the principal shareholders of the Company who provide funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.